Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

22. Subsequent Events

On April 15, 2016, the Company announced that it has entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with E-House Holdings Ltd. (“Parent”) and its wholly-owned subsidiary E-House Merger Sub Ltd. (“Merger Sub”).

Pursuant to the Merger Agreement, Parent will acquire the Company for a cash consideration equal to US$6.85 per ordinary share of the Company (each, a “Share”) or American depositary share of the Company, each American depositary share representing one Share (each, an “ADS”).

Subject to the terms and conditions of the Merger Agreement, at the effective time of the merger, Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation and a wholly-owned subsidiary of Parent, and each of the Shares (including Shares represented by ADSs) issued and outstanding immediately prior to the effective time of the merger will be cancelled and cease to exist in exchange for the right to receive US$6.85 per Share or ADS, in each case, in cash, without interest and net of any applicable withholding taxes, except for (i) Shares (including Shares represented by ADSs) beneficially owned by Mr. Xin Zhou, the co-chairman of the board of directors and chief executive officer of the Company, Kanrich Holdings Limited, On Chance, Inc. and Jun Heng Investment Limited, each controlled by Mr. Zhou, Mr. Neil Nanpeng Shen, a member of the board of directors of the Company, Smart Create Group Limited and Smart Master International Limited, each controlled by Mr. Shen, and SINA Corporation (collectively, the “Buyer Group”), (ii) Shares (including Shares represented by ADSs) owned by the Company or any of its subsidiaries, (iii) Shares (including Shares represented by ADSs) held by the ADS depositary and reserved for issuance and allocation pursuant to the Company’s share incentive plan, and (iv) Shares owned by holders who have validly exercised and not effectively withdrawn or lost their rights to dissent from the merger pursuant to Section 238 of the Companies Law of the Cayman Islands, which Shares will be cancelled at the effective time of the merger except for the right to receive the fair value of such Shares determined in accordance with the provisions of Section 238 of the Companies Law of the Cayman Islands.

The Buyer Group intends to fund the merger through a combination of a committed loan facility in the amount of $350 million arranged by Shanghai Pudong Development Bank Co., Ltd., Nanhui Sub-Branch (the “Lender”) pursuant to a debt commitment letter issued by the Lender and equity contributions of members of the Buyer Group pursuant to equity commitment letters issued by such members.